Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Segmented Information [Abstract]
Summary of Results by Segments	The following tables present results by reporting segments.

For the year ended December 31, 2025	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,482	$1,284	$302	$-	$100	$4,168
Annuities and pensions	36	230	92	-	-	358
Total insurance service result	2,518	1,514	394	-	100	4,526
Net investment income (loss)	11,571	5,637	6,297	(541)	983	23,947
Insurance finance income (expenses)
Life, health and property and casualty insurance	(8,703)	(4,617)	(8,337)	-	26	(21,631)
Annuities and pensions	(756)	262	(558)	2	-	(1,050)
Total insurance finance income (expenses)	(9,459)	(4,355)	(8,895)	2	26	(22,681)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(294)	251	1,454	-	5	1,416
Annuities and pensions	191	(1)	88	-	-	278
Total reinsurance finance income (expenses)	(103)	250	1,542	-	5	1,694
Decrease (increase) in investment contract liabilities	(5)	(83)	(27)	(438)	2	(551)
Net segregated fund investment result	-	-	-	-	-	-
Total investment result	2,004	1,449	(1,083)	(977)	1,016	2,409
Other revenue	13	301	160	8,020	(365)	8,129
Other expenses	(363)	(686)	(165)	(4,788)	(438)	(6,440)
Interest expenses	(43)	(842)	(14)	(4)	(627)	(1,530)
Net income (loss) before income taxes	4,129	1,736	(708)	2,251	(314)	7,094
Income tax (expenses) recoveries	(716)	(384)	181	(341)	226	(1,034)
Net income (loss)	3,413	1,352	(527)	1,910	(88)	6,060
Less net income (loss) attributed to:
Non-controlling interests	270	-	-	10	(2)	278
Participating policyholders	171	39	-	-	-	210
Net income (loss) attributed to shareholders and other equity holders	$2,972	$1,313	$(527)	$1,900	$(86)	$5,572
Total assets	$233,076	$165,905	$250,984	$329,407	$46,061	$1,025,433

For the year ended December 31, 2024	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,228	$1,081	$241	$-	$164	$3,714
Annuities and pensions	(68)	239	116	-	-	287
Total insurance service result	2,160	1,320	357	-	164	4,001
Net investment income (loss)	7,987	5,169	4,962	(655)	1,648	19,111
Insurance finance income (expenses)
Life, health and property and casualty insurance	(5,495)	(3,846)	(5,450)	-	43	(14,748)
Annuities and pensions	(1,839)	196	172	-	-	(1,471)
Total insurance finance income (expenses)	(7,334)	(3,650)	(5,278)	-	43	(16,219)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(65)	347	705	-	(2)	985
Annuities and pensions	669	(1)	(520)	-	-	148
Total reinsurance finance income (expenses)	604	346	185	-	(2)	1,133
Decrease (increase) in investment contract liabilities	(9)	(76)	(87)	(327)	(5)	(504)
Net segregated fund investment result	-	-	-	-	-	-
Total investment result	1,248	1,789	(218)	(982)	1,684	3,521
Other revenue	155	294	137	7,439	(437)	7,588
Other expenses	(338)	(677)	(131)	(4,703)	(490)	(6,339)
Interest expenses	(28)	(1,047)	(13)	(7)	(586)	(1,681)
Net income (loss) before income taxes	3,197	1,679	132	1,747	335	7,090
Income tax (expenses) recoveries	(460)	(353)	3	(148)	(254)	(1,212)
Net income (loss)	2,737	1,326	135	1,599	81	5,878
Less net income (loss) attributed to:
Non-controlling interests	241	-	-	2	4	247
Participating policyholders	141	105	-	-	-	246
Net income (loss) attributed to shareholders and other equity holders	$2,355	$1,221	$135	$1,597	$77	$5,385
Total assets	$209,623	$158,803	$263,736	$305,968	$40,688	$978,818

Summary of Results by Geographic Location	The following tables present results by geographical location.

For the year ended December 31, 2025	Asia	Canada	U.S.	Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,484	$1,273	$283	$128	$4,168
Annuities and pensions	36	230	92	-	358
Total insurance service result	2,520	1,503	375	128	4,526
Net investment income (loss)	11,623	5,970	6,307	47	23,947
Insurance finance income (expenses)
Life, health and property and casualty insurance	(8,703)	(4,624)	(8,305)	1	(21,631)
Annuities and pensions	(755)	262	(557)	-	(1,050)
Total insurance finance income (expenses)	(9,458)	(4,362)	(8,862)	1	(22,681)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(294)	256	1,454	-	1,416
Annuities and pensions	191	(1)	88	-	278
Total reinsurance finance income (expenses)	(103)	255	1,542	-	1,694
Decrease (increase) in investment contract liabilities	(248)	(161)	(137)	(5)	(551)
Net segregated fund investment result	-	-	-	-	-
Total investment result	$1,814	$1,702	$(1,150)	$43	$2,409
Other revenue	$1,634	$2,367	$4,102	$26	$8,129

For the year ended December 31, 2024	Asia	Canada	U.S.	Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,230	$1,075	$235	$174	$3,714
Annuities and pensions	(68)	239	116	-	287
Total insurance service result	2,162	1,314	351	174	4,001
Net investment income (loss)	8,052	5,882	5,118	59	19,111
Insurance finance income (expenses)
Life, health and property and casualty insurance	(5,495)	(3,844)	(5,409)	-	(14,748)
Annuities and pensions	(1,839)	196	172	-	(1,471)
Total insurance finance income (expenses)	(7,334)	(3,648)	(5,237)	-	(16,219)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(65)	344	706	-	985
Annuities and pensions	669	(1)	(520)	-	148
Total reinsurance finance income (expenses)	604	343	186	-	1,133
Decrease (increase) in investment contract liabilities	(187)	(163)	(149)	(5)	(504)
Net segregated fund investment result	-	-	-	-	-
Total investment result	$1,135	$2,414	$(82)	$54	$3,521
Other revenue	$1,790	$2,325	$3,616	$(143)	$7,588